BORROWINGS	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
BORROWINGS	BORROWINGS

	As of December 31,
	2023	2022

(i) Non-current
Bank borrowings	9,353	534,352
Bonds	747,260	—
Debentures	454,136	—
Less: debt issue costs	(4,788)	(1,651)

	1,205,961	532,701

(ii) Current
Bank borrowings	915,989	500,091
Bonds	23,485	—
Debentures	4,220	—
Less: debt issue costs	(3,241)	(927)

	940,453	499,164

Total Financial Debt	2,146,414	1,031,865

The maturity of borrowings is as follows:

	Expected Maturity Date
	2024	2025	2026 and thereafter	At December 31, (1)
				2023	2022

Borrowings - Fixed Rate	315,696	—	—	315,696	295,033
Borrowings - Floating Rate	599,727	9,335	—	609,062	736,832
Bonds	21,111	—	743,699	764,810	—
Debentures	3,920	—	452,926	456,846	—

Total	940,454	9,335	1,196,625	2,146,414	1,031,865
(1) As most borrowings and the debentures incorporate floating rates that approximate market rates and the contractual repricing occurs mostly every 1 month, the fair value of the borrowings and the debentures approximates their carrying amount and it is not disclosed separately. Fixed rate borrowings are uncommitted short-term revolving loans, and their fair value approximates to their carrying amount. Regarding the bonds, its fair value approximates the market value.
The weighted average interest rates - which incorporate instruments denominated mainly in U.S. dollars and which do not include the effect of derivative financial instruments nor the devaluation of these local currencies - at year-end were as follows:

	As of December 31,
	2023	2022

Bank borrowings	7.28%	6.21%
Bonds	5.88%	—
Debentures	12.52%	—
The nominal average interest rates shown above were calculated using the rates set for each instrument in its corresponding currency and weighted using the dollar-equivalent outstanding principal amount of said instruments as of December 31, 2023 and 2022, respectively.
24.    BORROWINGS (continued)
Breakdown of borrowings by currency is as follows:

		As of December 31,
Currencies	Contract	2023	2022

$	Floating	609,062	684,554
$	Fixed	1,021,909	197,259
BRL	Floating	456,846	—
BRL	Fixed	352	—
COP	Fixed	53,135	92,680
GTQ	Fixed	5,110	5,094
COP	Floating	—	38,934
MXN	Floating	—	13,339
ARS	Floating	—	5

		2,146,414	1,031,865
$: U.S. dollars; ARS: Argentine pesos; BRL: Brazilian reais; COP: Colombian pesos; GTQ: Guatemalan quetzales; MXN: Mexican pesos.
Ternium’s most significant current borrowings as of December 31, 2023, were those incurred under Ternium Brasil's syndicated loan facility, in order to finance solely activities related to its exports of goods, and under Usiminas’ bonds and debentures issued in order to refinance its financial debt:

			In $ million
Date	Borrower	Type	Original principal amount	Outstanding principal amount as of December 31, 2023	Maturity

August 2019	Ternium Brasil	Syndicated loan	500	500	August 2024
July 2019	Usiminas	Bonds	750	750	July 2026
May 2022	Usiminas	Debentures - 8th emission	145	134	May 2029
December 2022	Usiminas	Debentures - 9th emission	310	287	December 2032
The main covenants on these loan agreements, bonds and debentures are limitations on liens and encumbrances, limitations on the sale of certain assets and compliance with financial ratios (i.e. leverage ratio). As of December 31, 2023, Ternium was in compliance with all of its covenants.